Offerings - Offering: 1	Oct. 16, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, $0.0001 par value per share
Amount Registered | shares	15,116,472
Proposed Maximum Offering Price per Unit	0.9070
Maximum Aggregate Offering Price	$ 13,710,640.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,893.00
Offering Note	Pursuant to Rule 416(a) under the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share dividends or similar transactions. Capitalized terms used herein have the meanings set forth in the Registration Statement on Form S-1 with which this Filing Fee Table is filed as Exhibit 107.

Pursuant to Rule 457(c) under the Securities Act, and solely for the purpose of calculating the registration fee, the proposed maximum offering price per share is $0.9070, which is the average of the high and low prices of the Class A Common Stock on October 14, 2025 on Nasdaq.